Cash flows information - Disclosure of Transactions not Requiring Use of Cash Flows (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investing activities
Right-of-use assets	$ (2,303,932)	$ (1,422,168)	$ (2,133,410)
Property, furniture, equipment, leasehold improvements	(135,495)	(178,685)	(441,131)
Financing activities
Lease liabilities	2,303,932	1,422,168	2,133,410
Long-term debt	$ 135,495	$ 178,685	$ 441,131